Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, allowance	¥ 103,340	$ 14,158	¥ 131,826
Current liabilities of the VIE without recourse to the company	470,343	64,437	250,075
Non-current liabilities of the VIE without recourse to the company	¥ 158,341	$ 21,692	134,351
Ordinary shares, shares issued	10,800,000	10,800,000
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the company	¥ 38,837	$ 5,321	30,220
Non-current liabilities of the VIE without recourse to the company	¥ 7,588	$ 1,040	¥ 3,146
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	106,532,825	106,532,825	88,006,101
Ordinary shares, shares outstanding	104,828,035	104,828,035	87,544,585
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	39,026,560	39,026,560	39,026,560
Ordinary shares, shares outstanding	39,026,560	39,026,560	39,026,560